Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, issued	1,403,787,767	605,930,613	118,649,439
Common Stock, outstanding	1,389,244,828	605,930,613	118,649,439
Treasury Stock, shares	14,542,939	0
Series A, Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, issued
Preferred Stock, outstanding
Series B, Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51	51
Preferred Stock, issued	51	51
Preferred Stock, outstanding	51	51
Series C, Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	500	500	500
Preferred Stock, issued		190
Preferred Stock, outstanding		190